Organization and Summary of Significant Agreements (Details Textuals)	12 Months Ended	0 Months Ended
	Dec. 31, 2014	May 27, 2015	Feb. 17, 2015	Mar. 07, 2014
Related Party Transaction [Line Items]
Ownership Percentage	70.00%
Percentage of Voting Interests Acquired				50.00%
Total units exchanged	120,542,441
Subsequent Event | EnLink Midstream LP [Member] | EnLink Midstream Holdings, LP | Acacia [Member] | Midstream Holdings [Member] | EMH Drop Down [Member] | Affiliated Entity
Related Party Transaction [Line Items]
Related Party Transaction, Ownership Interest Transferred		25.00%	25.00%